OTHER COMPREHENSIVE (LOSS) INCOME	12 Months Ended
Dec. 31, 2018
Disclosure of analysis of other comprehensive income by item [abstract]
OTHER COMPREHENSIVE (LOSS) INCOME
OTHER COMPREHENSIVE (LOSS) INCOME
Other comprehensive (loss) income consists of the following:

(US$ Millions) Years ended Dec. 31,	2018	2017	2016
Items that may be reclassified to net income:
Foreign currency translation
Unrealized foreign currency translation gains (losses) in respect of foreign operations	$(1,193)	$1,111	$(990)
Reclassification of realized foreign currency translation gains to net income on disposition of foreign operations	19	118	—
(Losses) gains on hedges of net investments in foreign operations, net of income tax expense (benefit) of $10 million (2017 - ($18) million; 2016 - $19 million)	386	(530)	678
Reclassification of hedges of net investment in foreign operations (losses) to net income on disposition of foreign operations	—	(45)	—
	(788)	654	(312)
Cash flow hedges
Gains (losses) on derivatives designated as cash flow hedges, net of income tax expense (benefit) of $25 million (2017 - $18 million; 2016 - $(23) million)	34	77	(36)
	34	77	(36)
Available-for-sale securities
Net change in unrealized (losses) gains on available-for-sale securities, net of income tax of nil (2017 - nil; 2016 - nil)	—	(5)	5
	—	(5)	5
Equity accounted investments
Share of unrealized foreign currency translations (losses) gains in respect of foreign operations	(9)	5	4
Share of gains (losses) on derivatives designated as cash flow hedges, net of income tax expense (benefit) of nil (2017 - $1 million; 2016 – $3 million)	1	—	(10)
Share of unrealized gains (losses) on available-for-sale securities, net of income tax of nil (2017 - nil; 2016 - nil)	—	6	—
	(8)	11	(6)
Items that will not be reclassified to net income:
Unrealized gains (losses) on securities - FVTOCI, net of income tax benefit of $2 million (2017 - nil; 2016 - nil)	(2)	—	—
Share of revaluation surplus on equity accounted investments, net of income tax expense (benefit) of ($5) million (2017 - nil, 2016 -$27 million)	92	58	13
Net remeasurement gains (losses) on defined benefit plan, net of income tax expense of nil (2017 – nil; 2016 – nil)	2	(1)	—
Revaluation surplus, net of income tax expense of $1 million (2017 –$1 million; 2016 – nil)	254	86	90
	346	143	103
Total other comprehensive (loss) income	$(416)	$880	$(246)